Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 212,160	$ 29,514	¥ 250,720	¥ 162,950